LIQUIDITY AND GOING CONCERN (Details Narrative)					6 Months Ended		9 Months Ended
	Jun. 17, 2025 USD ($)	Dec. 18, 2024 USD ($)	Mar. 22, 2024 USD ($)	Jul. 22, 2022 USD ($)	Jun. 30, 2025 USD ($) a	Jun. 30, 2024 USD ($) a	Sep. 30, 2025 USD ($)	Sep. 26, 2025 USD ($)	Dec. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent					$ 2,822,774
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation					2,512,393	$ 700,941
Retained Earnings (Accumulated Deficit)					48,751,752				$ 45,926,978
Working capital					8,403,996
Issuance of ordinary shares					$ 6,564,186	$ 293,033
Area of Land | a					63,753	63,753
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents								$ 7,540,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							$ 8,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of ordinary shares					$ 3,699	$ 324
Common Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of ordinary shares							$ 6,564,185
ATM Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Worth of ordinary shares		$ 906,305
Additional ordinary shares	$ 3,200,000
ATM Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Worth of ordinary shares		$ 3,850,000
Issuance of ordinary shares					$ 6,564,185
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate gross offering price			$ 9,600,000	$ 20,000,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate gross offering price			$ 4,267,622